Unaudited Interim Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Loss before income tax	€ (111,621)	€ (141,129)
Adjustments to reconcile loss before tax to net cash flows
Finance income	(5,749)	(6,303)
Finance expense	897	495
Depreciation and amortization	8,985	9,993
Impairment / (reversal of impairment) of intangible assets, property, plant and equipment and right-of-use assets	(100)	3,248
Loss on disposal of fixed assets	265	573
Impairment of inventory		23,670
Share-based payment expense	2,694	1,731
Other operating income	(227)
Working capital changes
Decrease in trade receivables, contract assets, assets held for sale and other assets	18,779	4,673
Decrease in inventory		674
(Decrease) / increase in trade and other payables, other liabilities and contract liabilities	467	(64,822)
Decrease in provisions	(956)	(20,276)
Income taxes paid	(1,712)	(1,511)
Interest received	5,958	4,491
Interest paid	(1,116)	(1,172)
Net cash flow used in operating activities	(83,436)	(185,667)
Investing activities
Purchase of property, plant and equipment	(1,213)	(8,487)
Purchase of intangible assets	(853)	(4,088)
Net cash flow used in investing activities	(2,066)	(12,575)
Financing activities
Payments on lease obligations	(2,621)	(2,479)
Payment on / proceeds from treasury shares/exercise of options		138
Net cash flow used in financing activities	(2,621)	(2,340)
Net decrease in cash and cash equivalents	(88,123)	(200,582)
Effect of exchange rate changes on cash and cash equivalents	(923)	645
Cash and cash equivalents, beginning of period	481,748	402,452
Cash and cash equivalents, end of period	€ 392,703	€ 202,515